Exhibit 99

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	18

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,768,091.77

Principal:
Principal Collections	$21,850,776.65
Prepayments in Full	$9,951,044.32
Liquidation Proceeds	$763,792.86
Recoveries	$17,546.94

Sub Total	$32,583,160.77

Collections	$35,351,252.54

Purchase Amounts:
Purchase Amounts Related to Principal	$342,838.71
Purchase Amounts Related to Interest	$2,243.75

Sub Total	$345,082.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$35,696,335.00

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	01/17/2012
Transaction Month	18

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,696,335.00
Servicing Fee	$688,653.52	$688,653.52	$0.00	$0.00	$35,007,681.48
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,007,681.48
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$35,007,681.48
Interest—Class A-3 Notes	$365,490.13	$365,490.13	$0.00	$0.00	$34,642,191.35
Interest—Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$34,388,285.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,388,285.35
Interest—Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$34,301,904.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,301,904.18
Interest—Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$34,239,094.43
Third Priority Principal Payment	$2,210,899.42	$2,210,899.42	$0.00	$0.00	$32,028,195.01
Interest—Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,947,472.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,947,472.01
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,737,472.01
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,737,472.01
Residual Released to Depositor	$0.00	$4,737,472.01	$0.00	$0.00	$0.00

Total		$35,696,335.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,210,899.42
Regular Principal Payment	$27,210,000.00

Total	$29,420,899.42

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,420,899.42	$62.15	$365,490.13	$0.77	$29,786,389.55	$62.92
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$29,420,899.42	$21.20	$849,310.05	$0.61	$30,270,209.47	$21.81

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$447,538,938.27	0.9453716	$418,118,038.85	0.8832236
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$735,608,938.27	0.5300655	$706,188,038.85	0.5088653

Pool Information
Weighted Average APR		4.108%		4.107%
Weighted Average Remaining Term		41.96		41.19
Number of Receivables Outstanding		48,557		47,526
Pool Balance		$826,384,227.92		$792,799,796.40
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$735,608,938.27		$706,188,038.85
Pool Factor		0.5371964		0.5153646

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$86,611,757.55
Targeted Overcollateralization Amount	$86,611,757.55
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$86,611,757.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		169	$676,053.98
(Recoveries)		92	$17,546.94

Net Losses for Current Collection Period			$658,507.04
Cumulative Net Losses Last Collection Period			$6,495,368.86

Cumulative Net Losses for all Collection Periods			$7,153,875.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.96%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.63%	713	$12,906,220.85
61-90 Days Delinquent	0.14%	56	$1,076,717.24
91-120 Days Delinquent	0.03%	12	$274,457.03
Over 120 Days Delinquent	0.11%	55	$832,706.67

Total Delinquent Receivables	1.90%	836	$15,090,101.79

Repossession Inventory:
Repossessed in the Current Collection Period		66	$1,355,716.77
Total Repossessed Inventory		84	$1,908,456.44

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8130%
Preceding Collection Period			0.5980%
Current Collection Period			0.9761%
Three Month Average			0.7957%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2499%
Preceding Collection Period			0.2863%
Current Collection Period			0.2588%
Three Month Average			0.2650%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012